Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Intangible Assets, Net

6. Intangible Assets, Net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2018	2019
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	4.25
License agreements with SINA	80,660,000	80,660,000	4.25
Customer relationship	10,312,159	10,247,802	0.25
Database license	8,300,000	—	—
Computer software licenses	6,393,997	7,373,828	1.65

	212,456,156	205,071,630	4.16

Less: Accumulated amortization
Advertising agency agreement with SINA	75,506,228	81,561,152
License agreements with SINA	57,391,831	61,895,348
Customer relationship	10,050,553	10,229,252
Database license	8,300,000	—
Computer software licenses	3,806,367	5,805,180

Intangible assets subject to amortization, net	57,401,177	45,580,698

Total intangible assets, net	57,401,177	45,580,698

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group's acquisition of China Online Housing Technology Corporation (“COHT”) in 2009, and provide the Group with exclusive rights to operate SINA's real estate and home furnishing related channels and the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA's other websites through 2019. If the Group sells advertising on SINA's websites other than the above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements were extended by five years to 2024 for no additional consideration. All other terms of the agreements remain the same.

Amortization expenses were $13,465,713,  $13,239,962 and $12,870,915 for the years ended December 31, 2017, 2018 and 2019, respectively. The Group expects to record amortization expenses of $11,592,776,  $10,912,004,  $10,757,468,  $10,558,495 and $1,759,957 for the years ending December 31, 2020, 2021, 2022, 2023 and 2024, respectively.